BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 5,317	$ 22,818	$ 637,841
Accounts receivable	75,633	8,182
Prepaid expenses and other current assets	9,292	235,375	6,851
Total current assets	90,242	266,375	644,692
Property and equipment, net	62,888	70,722	70,423
Right of use asset	33,004	64,632
Total assets	186,134	401,729	715,115
Current liabilities:
Account payable	103,642	93,867	24,511
Accrued liabilities	43,111	37,828	70,423
Accrued interest, related party	37,500
Notes payable	116,959
Related party advances	367,000	193,739
Convertible note payable, net discount of $10,000	173,110
Right of use liability	33,004	43,909
Total current liabilities	874,326	369,343	94,934
Long term liabilities -
Related party notes payable	1,000,000	1,000,000	1,000,000
Right of use liability, net of current portion		20,723
Total liabilities	1,874,326	1,390,066	1,094,934
Stockholders’ Deficit:
Common stock, $0.001 par value; 50,000,000 shares authorized, 10,652,584 and 8,654,701 shares issued and outstanding as of December 31, 2022 and 2021, respectively	10,812	10,652	8,655
Additional paid-in capital	4,576,253	4,401,413	1,418,896
Subscriptions receivable			(1,500)
Accumulated deficit	(7,676,257)	(6,801,402)	(2,456,870)
Total stockholders’ deficit	(1,688,192)	(988,337)	(379,819)
Total liabilities and stockholders’ deficit	186,134	401,729	715,115
Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value	1,000	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value	$ 1,400,000	$ 1,400,000	$ 650,000